8. Commitments, Contingencies and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments
2018	$50,400
$50,400

2018	$68,400
2019	5,700
$74,100